Debt (Details) - Schedule of carrying value of debt - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of carrying value of debt [Abstract]
Subordinated convertible promissory notes		$ 10,000
Unamortized debt discount		(898)
Subordinated convertible promissory notes, net		9,102
Term Loan		3,100
Unamortized debt discount		(87)
Vehicle financing agreements	208	271
Total debt obligations, net of deferred financing costs	208	3,284
Less: current portion of debt	110	1,435
Debt – net of current portion	$ 98	$ 1,849